Shareholder Report	12 Months Ended
May 31, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Manager Directed Portfolios
Entity Central Index Key	0001359057
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2025
SanJac Alpha Core Plus Bond ETF
Shareholder Report [Line Items]
Fund Name	SanJac Alpha Core Plus Bond ETF
Class Name	SanJac Alpha Core Plus Bond ETF
Trading Symbol	SJCP
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SanJac Alpha Core Plus Bond ETF (the “Fund”) for the period of September 10, 2024 (commencement of operations), to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://sanjacalpha.com/etf-sjcp. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://sanjacalpha.com/etf-sjcp
Expenses [Text Block]
WHAT WERE THE FUND COSTS FROM SEPTEMBER 10, 2024 to MAY 31, 2025? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SanJac Alpha Core Plus Bond ETF	$48*	0.65%
[1]
Expenses Paid, Amount	$ 48	[1]
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the period from September 10, 2024 to May 31, 2025,  the SanJac Alpha Core Plus Bond ETF delivered returns of 2.24%, outperforming the Bloomberg U.S. Aggregate Bond Index by 303 basis points.
WHAT FACTORS INFLUENCED PERFORMANCE
A key driver of this performance was our strategic allocation to very short-maturity U.S. Treasuries. This approach was guided by three primary factors:
1. U.S. election uncertainty, representing a significant unquantifiable risk to the Treasury curve.
2. Increased year-end volatility, which tends to be more pronounced than in the earlier parts of the year.
3. Federal Reserve rate cuts, which we anticipated would lower the short end of the yield curve while potentially sparking inflationary pressure and lifting long-term rates.
This conservative strategy proved effective. As interest rates rose by 100 basis points following the Fed’s initial cuts, our portfolios experienced minimal negative impact.
Challenges and Market Dynamics
A temporary drag on the Fund’s performance in Q1 and Q2 2025 stemmed from heightened equity market volatility, particularly related to tariff shocks. Volatility began April 2 when sweeping US tariffs were announced, leading to a sharp sell-off. As certain Fund holdings, including exchange-traded debt and preferred shares, are equity-sensitive, they were impacted by the broader market downturn.
However, our positions in mREIT exchange-traded debt and preferred shares in the Fund, which sit higher in the capital structure and accrue dividends similarly to traditional fixed income, have since rebounded along with the market.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (09/10/2024)
SanJac Alpha Core Plus Bond ETF NAV	2.24%
Bloomberg U.S. Aggregate Bond Index	-0.79%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://sanjacalpha.com/etf-sjcp for more recent performance information.
Net Assets	$ 1,253,673
Holdings Count | $ / shares	10
Advisory Fees Paid, Amount	$ 3,787
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of May 31, 2025)

Net Assets	$1,253,673
Number of Holdings	10
Net Advisory Fee Paid	$3,787
Portfolio Turnover Rate	15%

Holdings [Text Block]

Security Type*	(% of Net Assets)
U.S. Treasury Securities	57.5%
Exchange Traded Debt	27.8%
Real Estate Investment Trusts - Preferred	8.7%
Real Estate Investment Trusts - Common	1.9%
Cash & Other	4.1%

Top Issuers	(% of Net Assets)
United States Treasury Note/Bond	57.5%
MFA Financial, Inc.	19.9%
Chimera Investment Corp.	7.9%
Rithm Capital Corp.	4.7%
PennyMac Mortgage Investment Trust	4.0%
Dynex Capital, Inc.	1.9%
[2]
Updated Prospectus Web Address	https://sanjacalpha.com/etf-sjcp
SanJac Alpha Low Duration ETF
Shareholder Report [Line Items]
Fund Name	SanJac Alpha Low Duration ETF
Class Name	SanJac Alpha Low Duration ETF
Trading Symbol	SJLD
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SanJac Alpha Low Duration ETF (the “Fund”) for the period of September 10, 2024 (commencement of operations), to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://sanjacalpha.com/etf-sjld. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://sanjacalpha.com/etf-sjld
Expenses [Text Block]
WHAT WERE THE FUND COSTS FROM SEPTEMBER 10, 2024 to MAY 31, 2025? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SanJac Alpha Low Duration ETF	$26*	0.35%
[3]
Expenses Paid, Amount	$ 26	[3]
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the period from September 10, 2024 to May 31, 2025, the SanJac Alpha Low Duration ETF delivered returns of 2.84%, outperforming the Bloomberg U.S. Aggregate Bond Index by 363 basis points.
WHAT FACTORS INFLUENCED PERFORMANCE
A key driver of this performance was our strategic allocation to very short-maturity U.S. Treasuries. This approach was guided by three primary factors:
1. U.S. election uncertainty, representing a significant unquantifiable risk to the Treasury curve.
2. Increased year-end volatility, which tends to be more pronounced than in the earlier parts of the year.
3. Federal Reserve rate cuts, which we anticipated would lower the short end of the yield curve while potentially sparking inflationary pressure and lifting long-term rates.
This conservative strategy proved effective. As interest rates rose by 100 basis points following the Fed’s initial cuts, our portfolios experienced minimal negative impact.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (09/10/2024)
SanJac Alpha Low Duration ETF NAV	2.84%
Bloomberg U.S. Aggregate Bond Index	-0.79%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://sanjacalpha.com/etf-sjld for more recent performance information.
Net Assets	$ 504,187
Holdings Count | $ / shares	5
Advisory Fees Paid, Amount	$ 1,266
Investment Company Portfolio Turnover	60.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of May 31, 2025)

Net Assets	$504,187
Number of Holdings	5
Net Advisory Fee Paid	$1,266
Portfolio Turnover Rate	60%

Holdings [Text Block]

Security Type	(% of Net Assets)
U.S. Treasury Securities	79.3%
Exchange Traded Debt	19.7%
Cash & Other	1.0%

Top Issuers	(% of Net Assets)
United States Treasury Note/Bond	79.3%
MFA Financial, Inc.	14.7%
Chimera Investment Corp.	5.0%

Updated Prospectus Web Address	https://sanjacalpha.com/etf-sjld

[1]
*	Amount shown reflects the expenses of the Fund from September 10, 2024 (commencement of operations) through May 31, 2025. Expenses would be higher if the Fund had been in operations for the full year.

[2]
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[3]
*	Amount shown reflects the expenses of the Fund from September 10, 2024 (commencement of operations) through May 31, 2025. Expenses would be higher if the Fund had been in operations for the full year.